EQUITY INCENTIVE PLAN - Summary of stock option, valuation assumptions (Details) - Hyperfine Plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.00%	60.00%
Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	60.00%	60.00%
Share-based Payment Arrangement, Employee | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free interest rate, minimum	1.50%	1.50%
Expected term	5 years 9 months 18 days	5 years 10 months 24 days
Share-based Payment Arrangement, Employee | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free interest rate, maximum	1.70%	2.70%
Expected term	6 years	6 years 2 months 12 days
Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	60.00%	60.00%
Share-based Payment Arrangement, Nonemployee | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free interest rate, minimum	1.50%	1.50%
Expected term	5 years 9 months 18 days	4 years 8 months 12 days
Share-based Payment Arrangement, Nonemployee | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free interest rate, maximum	1.70%	2.70%
Expected term	6 years	10 years